Reinsurance Prepaid Reinsurance Premiums and Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 5,093.9	$ 5,832.1
Percentage Of Total Reinsurance Recoverables	100.00%	100.00%
Prepaid reinsurance premiums	$ 249.8	$ 295.5
Percentage Of Total Prepaid Reinsurance Premiums	100.00%	100.00%
Commercial Lines reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 1,385.7	$ 1,544.3
Percentage Of Total Reinsurance Recoverables	27.00%	27.00%
Prepaid reinsurance premiums	$ 56.3	$ 91.0
Percentage Of Total Prepaid Reinsurance Premiums	23.00%	31.00%
Property reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 381.2	$ 524.4
Percentage Of Total Reinsurance Recoverables	8.00%	9.00%
Prepaid reinsurance premiums	$ 11.0	$ 11.6
Percentage Of Total Prepaid Reinsurance Premiums	4.00%	4.00%
Other reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 10.0	$ 5.5
Percentage Of Total Reinsurance Recoverables	0.00%	0.00%
Prepaid reinsurance premiums	$ 0.0	$ 0.0
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	0.00%
Non State Reinsurance Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 1,776.9	$ 2,074.2
Percentage Of Total Reinsurance Recoverables	35.00%	36.00%
Prepaid reinsurance premiums	$ 67.3	$ 102.6
Percentage Of Total Prepaid Reinsurance Premiums	27.00%	35.00%
State Reinsurance Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 3,317.0	$ 3,757.9
Percentage Of Total Reinsurance Recoverables	65.00%	64.00%
Prepaid reinsurance premiums	$ 182.5	$ 192.9
Percentage Of Total Prepaid Reinsurance Premiums	73.00%	65.00%
State Reinsurance Plans | Michigan Catastrophic Claims Association
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 2,272.1	$ 2,332.3
Percentage Of Total Reinsurance Recoverables	45.00%	40.00%
Prepaid reinsurance premiums	$ 40.2	$ 26.4
Percentage Of Total Prepaid Reinsurance Premiums	16.00%	9.00%
State Reinsurance Plans | Commercial Auto Insurance Procedures Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 539.1	$ 626.8
Percentage Of Total Reinsurance Recoverables	10.00%	11.00%
Prepaid reinsurance premiums	$ 0.0	$ 50.4
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	17.00%
State Reinsurance Plans | Florida Hurricane Catastrophe Fund
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 306.6	$ 437.3
Percentage Of Total Reinsurance Recoverables	6.00%	7.00%
Prepaid reinsurance premiums	$ 0.0	$ 0.0
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	0.00%
State Reinsurance Plans | North Carolina Reinsurance Facility
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 184.7	$ 143.2
Percentage Of Total Reinsurance Recoverables	4.00%	2.00%
Prepaid reinsurance premiums	$ 74.6	$ 54.5
Percentage Of Total Prepaid Reinsurance Premiums	30.00%	18.00%
State Reinsurance Plans | Other reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 3.8	$ 2.9
Percentage Of Total Reinsurance Recoverables	0.00%	0.00%
Prepaid reinsurance premiums	$ 1.3	$ 1.5
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	1.00%
Federal Reinsurance Plans | National Flood Insurance Program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 10.7	$ 215.4
Percentage Of Total Reinsurance Recoverables	0.00%	4.00%
Prepaid reinsurance premiums	$ 66.4	$ 60.1
Percentage Of Total Prepaid Reinsurance Premiums	27.00%	20.00%